Accounting policies and determination criteria (Details) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets, gross	R$ 30,038,423	R$ 22,433,990	R$ 21,575,848
Financial assets offset in the balance sheet, gross	(743,702)	(458,166)	(435,925)
Financial assets offset in the balance sheet, net	29,294,721	21,975,824	21,139,923
Financial liabilities, gross	25,684,130	19,157,491	25,054,906
Financial liabilities offset in balance sheet, gross	(743,702)	(458,166)	(435,925)
Financial liabilities offse tin the balance sheet, net	R$ 24,940,428	R$ 18,699,325	R$ 24,618,981